Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Schedule of Financial Assets Subject to Fixed or Variable Interest Rates

Financial assets subject to fixed or variable interest rates are as follows:

	2019	2018
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at fixed rates
Cash and cash equivalents	41,827	64,267
Financial assets at variable rates
Cash and cash equivalents	7,108	7,141
Non-interest bearing cash balances
Cash and cash equivalents	3,027	5,564

Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars

Financial assets and liabilities in foreign currencies, primarily held in U.S. dollars, are as follows:

	2019	2018
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	2,174	1,477
Current income tax receivable	4	25
Cash and cash equivalents	28,980	44,018

Financial liabilities
Trade payables	549	1,192
Payroll taxes and social security	18	26
Lease liabilities	52	—
Accrued expenditure	989	1,391